Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Information [Line Items]
Entity Registrant Name	LEXINGTON REALTY TRUST
Entity Central Index Key	0000910108
Document Type	8-K
Amendment Flag	false
Document Period Ended Date	Dec. 31, 2011